Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Changes in Equity
OCI, tax (recovery) expense	$ (2)	$ 10
Dividends per common share declared	$ 2.9075	$ 2.8775